Long Term Debt - Term Loans - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of US$ Senior Notes	₨ 31,260,069
Discount on issuance of senior notes		₨ 835,940	$ 12,086
Debt issuance expense	827,539	850,715	12,298
Debt instrument carrying amount	₨ 53,108,823	68,947,398	996,926
5.5% Senior Notes [Member] | Azure Power Energy Limited [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.50%
Proceeds from issuance of US$ Senior Notes	₨ 31,260,069
Discount on issuance of senior notes	₨ 8,601
Percentage of discount on issuance of senior notes	0.03%
Debt issuance expense	₨ 585,832
Debt instrument maturity date	Nov. 30, 2022
Debt instrument carrying amount		₨ 34,123,119	$ 493,394